Document and Entity Information	0 Months Ended
Sep. 10, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 10, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 10, 2013
Document Effective Date	Sep. 10, 2013
Prospectus Date	Sep. 10, 2013
Cove Street Capital Small Cap Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CSCSX
Cove Street Capital Small Cap Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CSCAX